Significant Accounting Policies (Details) - GBP (£)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Aug. 31, 2024	Apr. 30, 2024	Dec. 31, 2023
Significant Accounting Policies (Details) [Line Items]
Percentage of financial instrument		10.00%
Retail volume (in Shares)		65,000
Percentage of profit margin		5.00%
Increasing overhead costs		£ 1,000,000
Sale and leaseback transaction		50.00%
Additional savings		£ 35,000,000
Interest fixed rate	2.00%	2.00%
Convertible notes, percentage	100.00%	100.00%
Retail gross profit	£ 1,106
Gross profit margin, percentage	6.50%
Overhead costs	£ 1,000,000
Sale and leaseback transaction	50.00%
Maximum [member]
Significant Accounting Policies (Details) [Line Items]
Total stocking facilities utilized	£ 130,000,000
Minimum [member]
Significant Accounting Policies (Details) [Line Items]
Total stocking facilities utilized	£ 82,000,000
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Retail volume (in Shares)		40,000
Total available stocking facilities		£ 162,000,000
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Retail volume (in Shares)		50,000
Total available stocking facilities		£ 240,000,000
Forecast [Member]
Significant Accounting Policies (Details) [Line Items]
Cash balance			£ 70,000,000	£ 30,000,000	£ 120,000,000
Forecast [Member] | Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Cash balance				£ 80,000,000